Other Financial Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity instruments measured at fair value through other comprehensive income	¥ 5,870	¥ 5,604
Level 3 [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity instruments measured at fair value through other comprehensive income	1,289	1,358
Level 3 [Member] | Private Companies included in Other Category [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity instruments measured at fair value through other comprehensive income	¥ 1,289	¥ 1,358